Income taxes (Tables)	12 Months Ended
Mar. 28, 2015
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets

The significant items comprising the Company’s net deferred tax assets at March 28, 2015 and March 29, 2014 are as follows:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$42,619	$41,889
Difference between book and tax basis of property and equipment	2,513	2,344
Interest expense limitations carry forward	9,069	7,525
Inventory allowances	529	608
Other reserves not currently deductible	850	724
Capital lease obligation	2,696	3,204
Expenses not currently deductible	378	419
Other	144	96

Net deferred tax asset before valuation allowance	58,798	56,809
Valuation allowance	(58,798)	(56,809)

Net deferred tax asset	$—	$—

Reconciliation of Unrecognized Tax Benefits

The following table reconciles the unrecognized tax benefits at March 28, 2015 and March 29, 2014:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014
	(In thousands)
Unrecognized tax benefits at the beginning of the year	$—	$—
Gross increase – tax position in current period	89	183
Applied against certain element of deferred tax assets	(89)	(183)

Unrecognized tax benefits at the end of the year	$—	$—

Components of Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014	March 30, 2013
	(In thousands)
Income tax expense (benefit):
Current	$77	$183	$299
Deferred	(2,636)	(1,525)	393
Valuation allowance	2,559	1,360	(672)

Income tax expense	$—	$18	$20

Schedule of Effective Income Tax Rate Reconciliation

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014	March 30, 2013
Canadian statutory rate	26.4%	26.4%	26.2%
Rate differential for U.S. operations	5.1%	2.0%	(7.3)%
Adjustment to valuation allowance	(30.7)%	(26.8)%	21.0%
Utilization of unrecognized losses and other tax attributes	0.0%	0.0%	(45.3)%
Permanent differences and other	(0.8)%	(2.1)%	6.7%

Total	(0.0)%	(0.5)%	1.3%